OTHER OPERATING INCOME (Details) - Schedule of Other Operating Income - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Schedule of Other Operating Income [Abstract]
Operating lease rental income	£ 1,344	£ 1,225	£ 1,165
Rental income from investment properties (note 26)	213	229	268
Gains less losses on disposal of available-for-sale financial assets (note 41)	446	575	51
Movement in value of in-force business (note 24)	(165)	472	(162)
Liability management	(14)	(598)	(28)
Share of results of joint ventures and associates	6	(1)	(3)
Other	165	133	225
Total other operating income	£ 1,995	£ 2,035	£ 1,516